Balance Sheet Components - Other Noncurrent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Litigation settlement liability and related deferred revenue		$ 98,311	$ 127,176
Deferred revenue		50,576	60,041
Pension and other postretirement benefits		55,032	109,170
Other		59,263	73,775
Other noncurrent liabilities	$ 523,728	$ 263,182	$ 370,162